Offerings - Offering: 1	Aug. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	2,684,985
Proposed Maximum Offering Price per Unit	3.63
Maximum Aggregate Offering Price	$ 9,746,495.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,346.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, no par value per share, or Ordinary Shares, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high ($4.25) and low ($3.01) sales prices of the registrant’s Ordinary Shares as reported on the Nasdaq Capital Market on August 28, 2026.

The Registrant will not receive any proceeds from the sale of its Ordinary Shares by the selling shareholder.

All 2,684,985 Ordinary Shares are to be offered for resale by the selling shareholder named in the prospectus contained in this Registration Statement on Form F-3.